Document and Entity Information Document	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Oct. 27, 2026
Document Period End Date	Oct. 27, 2026
Amendment Flag	false
Entity Registrant Name	HIVE Digital Technologies Ltd.
Entity Address, Address Line One	7900 Callaghan Road, Suite 128
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	78229
Entity Incorporation, State Country Name	A1
City Area Code	604
Local Phone Number	664-1078
Entity File Number	001-40398
Entity Central Index Key	0001720424
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-1831411
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, without par value
Trading Symbol	HIVE
Security Exchange Name	NASDAQ